Description of Organization and Business Operations, Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Going Concern [Abstract]
Convertible Notes Payable, Current	$ 36,430,000
CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Going Concern [Abstract]
Cash	20,191	$ 26,058	$ 91,049
Working capital	12,276,486
Convertible Notes Payable, Current	2,175,000	$ 3,616,000	120,000
Sponsor [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Going Concern [Abstract]
Offering costs paid by sponsor in exchange for issuance of founder shares	25,000
Proceeds from Related Party Debt	161,000
Sponsor [Member] | First and Second Convertible Promissory Note [Member] | CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Going Concern [Abstract]
Convertible Notes Payable, Current	$ 2,175,000		$ 120,000